Accounts receivable and allowance for credit losses	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable and allowance for credit losses

Note 6 — Accounts receivable and allowance for credit losses

Accounts receivable, net consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Accounts receivable	26,963,149	21,801,292	3,059,058
Less: allowance for credit losses	(3,951,391)	(222,891)	(31,275)
Accounts receivable, net	23,011,758	21,578,401	3,027,783

The following table summarizes the changes in allowance for credit losses:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Beginning balance	8,487,562	3,951,391	554,441
Addition	3,951,391	222,891	31,275
Recovery	-	(3,951,391)	(554,441)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	-	-
Ending balance	3,951,391	222,891	31,275

Allowance for credit losses net for the year ended December 31, 2023 and the six months ended June 30, 2024 amounted to RMB 3,951,391 and RMB 222,891 (USD 31,275), respectively.